AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2006

                                                            File No. 033-50718
                                                            File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 55                       [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                             [ ]
                              AMENDMENT NO. 57                              [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           John M. Ford, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1701 Market Street
Pittsburgh, Pennsylvania 15219-6401                 Philadelphia, PA 19103-2921

    It is proposed that this filing become effective(check appropriate box):

              [ ] Immediately upon filing pursuant to paragraph (b)
              [X] On January 21, 2007 pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [ ] On [date] pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] On [date] pursuant to paragraph (a) of Rule 485.

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund II is being filed pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933 ("1933 Act") solely for the purpose of delaying, until January 21, 2007, the effectiveness of Post-Effective Amendments Nos. 52 and 53, which were filed with the Commission on October 10, 2006 and November 1, 2006 respectively, pursuant to paragraph
(a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to those filings by means of this filing, Parts A, B and C of Post-Effective Amendment Nos. 52 and 53 are incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 55 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 22nd day of December, 2006.

                                             THE ADVISORS' INNER CIRCLE FUND II

                                             By:  /s/ James F. Volk
                                             ----------------------------------
                                             James F. Volk, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



             *                                       Trustee                            December 22, 2006
------------------------------------
William M. Doran

              *                                      Trustee                            December 22, 2006
------------------------------------
Robert A. Nesher

              *                                      Trustee                            December 22, 2006
------------------------------------
Eugene B. Peters

              *                                      Trustee                            December 22, 2006
------------------------------------
James M. Storey

           *                                         Trustee                            December 22, 2006
------------------------------------
George J. Sullivan, Jr.

           *                                         Trustee                            December 22, 2006
------------------------------------
Betty L. Krikorian

           *                                         Trustee                            December 22, 2006
------------------------------------
Charles E. Carlbom

           *                                         Trustee                            December 22, 2006
------------------------------------
Mitchell A. Johnson

/s/ James F. Volk                                    President                          December 22, 2006
------------------------------------
James F. Volk

           *                                         Controller &                       December 22, 2006
------------------------------------                 Chief Financial Officer
Michael Lawson



By:      /s/ James F. Volk
         ---------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 48 of the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC on May 31, 2006.